Profit before tax (Details) - USD ($) $ in Millions	12 Months Ended		18 Months Ended
	Oct. 31, 2019	Apr. 30, 2017	Oct. 31, 2018
Disclosure of Profit before tax [Abstract]
Staff costs	$ 1,409.0	$ 480.7	$ 2,095.0
Depreciation of property, plant and equipment [Abstract]
Owned assets	52.6	9.7	71.2
Leased assets	13.9	0.0	17.4
Loss on disposal of property, plant and equipment	3.6	0.5	4.7
Amortization of intangibles	716.5	206.7	903.1
Inventories [Abstract]
Cost of inventories recognized as a debit (included in cost of sales)	0.1	0.0	0.3
Operating lease rentals payable [Abstract]
Plant and machinery	7.0	2.9	8.8
Property	58.9	18.4	85.3
Provision for receivables impairment	16.0	2.0	40.0
Foreign exchange gain on derivative financial instruments	(6.9)	0.0	0.0
Foreign exchange loss/(gain)	$ 18.2	$ (2.9)	$ (37.4)